Schedule of basic and diluted net loss per share attributable to common stockholders (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2023 CAD ($) $ / shares shares
Subsequent Events [Abstract]
Net loss	$ (15,133)	$ (3,115)	$ (29,745)	$ (11,077)	$ (59,435)	$ (15,128)
Weighted average number of common shares outstanding, basic	20,401,138	21,922,889	19,334,671	22,005,842	12,559,264	12,388,467
Weighted average number of common shares outstanding, diluted	20,401,138	21,922,889	19,334,671	22,005,842	12,559,264	12,388,467
Net loss per share attributable to common stockholder, basic | (per share)	$ (0.74)	$ (0.14)	$ (1.54)	$ (0.50)	$ (4.73)	$ (1.22)
Net loss per share attributable to common stockholder, diluted | (per share)	$ (0.74)	$ (0.14)	$ (1.54)	$ (0.50)	$ (4.73)	$ (1.22)